LEASE RECEIVABLES	12 Months Ended
Mar. 31, 2016
Leases [Abstract]
LEASE RECEIVABLES

8. LEASE RECEIVABLES

Lease receivables represent capital leases which consist of sales-type leases. Most of the lease receivables are recognized at TA Triumph-Adler GmbH, a subsidiary of Kyocera Document Solutions Inc. These receivables typically have terms ranging from one year to seven years. The lease receivables, which are included in other current assets and other assets in the accompanying consolidated balance sheets, are as follows:

	March 31,
	2015	2016
	(Yen in millions)
Total minimum lease payments receivable	¥33,636	¥35,891
Unguaranteed residual values	1,642	877
Unearned income	(2,627)	(3,712)
Executory costs	(11)	(14)

	32,640	33,042
Less, allowance for doubtful receivables	(203)	(107)

	32,437	32,935
Less, portion due within one year	(11,721)	(11,421)

Total	¥20,716	¥21,514

A reconciliation of the beginning and ending amounts of allowance for doubtful accounts related to lease receivables are as follows:

	Years ended March 31,
	2014	2015	2016
	(Yen in millions)
Balance at beginning of year	¥238	¥283	¥203
Charged to costs or expenses, or charge-off	3	(57)	(98)
Foreign currency translation	42	(23)	2

Balance at end of year	¥283	¥203	¥107

TA Triumph-Adler GmbH estimates allowances for doubtful accounts related to lease receivables at the portfolio level.

The future minimum lease payments to be received under financing leases for future years are as follows:

Years ending March 31,	(Yen in millions)
2017	¥13,485
2018	9,268
2019	6,977
2020	4,526
2021	1,410
2022 and thereafter	225

Total	¥35,891

TA Triumph-Adler GmbH transferred the capital lease receivables to a third party in exchange for cash, however, the transfer was not qualified as a sale for financial reporting purpose because TA Triumph-Adler GmbH has a right to repurchase the receivables. Accordingly, Kyocera has accounted for the cash received as a secured borrowing and it has been included in long-term debt. As a result of the transaction, the capital lease receivables in the amount of ¥25,647 million and ¥25,054 million have been recorded on the balance sheets as of March 31, 2015 and 2016, respectively.